Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Champion Income Fund
Oppenheimer Core Bond Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Value Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Portfolio Series
Oppenheimer Portfolio Series Fixed Income Active Allocation Fund
Oppenheimer Quest Balanced Fund
Oppenheimer Quest Opportunity Value Fund
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Select Value Fund
Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2025 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Transition 2040 Fund
Oppenheimer Transition 2050 Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund

     Prospectus Supplement dated April 28, 2008

     This supplement amends the Prospectus of each of the above referenced funds
(each a "Fund") as follows and is in addition to any other supplement(s):

     1. The  address  information  following  the bullet  points in the  section titled  "How to Sell Shares - How Do You Sell Shares by Mail?" is deleted in its entirety and is replaced by the following:

     Use the following address for requests by mail:

                         OppenheimerFunds Services
                               P.O. Box 5270
                          Denver, Colorado 80217

     Use one of the following addresses for courier or express mail requests:

    Prior to October 10, 2008:               On or after October 10, 2008:
    OppenheimerFunds Services                 OppenheimerFunds Services
     10200 East Girard Avenue                   12100 East Iliff Avenue
            Building D                                 Suite 300
      Denver, Colorado 80231                    Aurora, Colorado 80014

     2. The following is added to the Prospectus of each Fund:

     Present or former  officers,  directors,  trustees and employees (and their eligible  family members) of the Fund, the Manager,  its affiliates,  its parent company  and the  subsidiaries  of its  parent  company,  and  retirement  plans established for the benefit of such individuals, are permitted to purchase Class
Y shares of the Fund.

April 28, 2008                                                        PS0000.039